Forward and Swap Contracts (Tables)	12 Months Ended
Mar. 31, 2020
Notes To Financial Statements [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value

	Asset Derivatives		Liability Derivatives
	Fair Value at	Fair Value at	Fair Value at	Fair Value at
Balance Sheet Location	March 31, 2020	March 31, 2019	March 31, 2020	March 31, 2019
Prepaid & Other	$124	$552	$—	$—
Accrued expenses and other	$—	$—	$912	$278

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance	The following table presents the impact of derivative instruments and their location within the Consolidated Statements of Income:

	Location of (loss) gain recognized in income	Amount of (loss) gain recognized in income
		Years Ended March 31,
		2020	2019	2018
Foreign currency forward contracts	Selling, general and administrative	$798	$235	$(1,357)
Commodity swap contracts	Cost of revenues	$(660)	$434	$373